Supplementary Information - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Additional Financial Information Disclosure [Abstract]
Accrued Employee Benefits, Current	$ 32,504	$ 35,671
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued	18,171	16,820
Accrued Professional Fees, Current	18,073	21,513
Deferred mobilization fees	4,245	8,128
Workers' Compensation Liability, Current	2,710	2,721
Accrued Liabilities, Current	$ 75,703	$ 84,853